Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 20, 2018	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 16, 2009	Dec. 31, 2007
Preferred stock, shares authorized		50,000,000		50,000,000	50,000,000
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of shares issued during period				59,215,648
Number of shares issued during period, value				$ 825,000
Settlement of debt				2,018,791	$ 19,387
Related party debt settled				$ 2,192,160	1,367,168
Number of shares issued for employees for services and compensation, shares				522,000,000
Number of shares issued for employees for services and compensation				$ 4,561,500
Stock issued to an employee for compensation, values				3,098,643	6,787,600
Number of common stock repurchased				102	91,000
Reduction of common stock, value				200,000
Reduction of additional paid on capital				3,180,000
Reduction of prepaid assets				3,380,000
Beneficial conversion feature				1,000,000
Common stock average closing price						$ 0.02
Accounts payable and accrued liabilities						$ 626,388
Increase in additional paid-in capital				101,387		$ 525,000
Prepaid assets		$ 6,685,970		5,309,512	6,685,970
Offering costs				$ 101,387	$ 525,000
Common stock, shares issued		2,640,161,318		3,214,490,408	2,640,161,318
Common stock, shares outstanding		2,640,161,318		3,214,490,408	2,640,161,318
Shares granted in period
Nonqualified Plan [Member]
Number of shares authorized								65,000
Shares granted in period				47,500
Qualified Plan [Member]
Number of shares authorized							125,000
Shares granted in period				42,500
Convertible Promissory Note [Member]
Number of common stock repurchased, shares				5,150
Number of common stock repurchased				$ 102
Number of common stock cancelled, shares				22,500,000
Employees [Member]
Number of shares issued for employees for services and compensation, shares				15,618,592
Number of shares issued for employees for services and compensation				$ 261,800
Stock issued to an employee for compensation, values				2,836,843
Remaining common stock issued to employees compensation				1,724,657
Reduction of common stock, value				22,500
Stock based compensation expense				$ 0	$ 0
Settlement Agreement [Member]
Number of shares issued during period				200,000,000
Repayment of convertible promissory note				$ 3,600,000
Settlement of debt				500,000
Related party debt settled				$ 4,100,000
Joint Venture Agreement [Member]
Number of common stock cancelled, shares				200,000,000
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | United Games, LLC and United League, LLC [Member]
Stock issued to an employee for compensation, values		$ 17,600	$ 10,000
Common stock issued for acquisition					50,000,000
Stock issued to an employee for compensation		1,000,000	1,000,000
Stock based compensation expense		$ 2,933	$ 10,000
Prepaid assets		14,667			$ 14,667
Third Party Agreement [Member]
Number of shares issued during period					400,000,000
Number of shares issued during period, value					$ 6,760,000
Number of common stock repurchased, shares					7,000,000
Number of common stock repurchased					$ 91,000
Stock based compensation expense					96,307
Prepaid assets		$ 6,663,693			$ 6,663,693
Forfeiture period					5 years
Stock issued as commitment fee in conjunction with debt arrangement, value					$ 69,871
Stock issued as commitment fee in conjunction with debt arrangement					22,500,000
Common Stock Purchase Agreement [Member]
Number of shares issued during period, value					$ 1,000,000
Increase in additional paid-in capital					$ 3,000
Offering costs, shares					3,000,000
Offering costs					$ 3,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized				2,000,000
Cumulative dividends annual rate percentage				12.00%
Liquidation price per share				$ 1.20
Conversion of stock				500